REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET	12 Months Ended
Dec. 31, 2023
REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET
REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET
5.	REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET

The following table presents the Group’s revenues from contracts with customers disaggregated by material revenue category:

	For the year ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Public cloud services recognized over time	6,159,085	5,360,282	4,381,741	617,155
Enterprise cloud services:
Recognized at a point in time	2,159,869	711,466	580,741	81,796
Recognized over time	737,948	2,105,510	2,083,252	293,420
	2,897,817	2,816,976	2,663,993	375,216
Others:
Recognized at a point in time	1,208	—	—	—
Recognized over time	2,674	2,849	1,727	243
	3,882	2,849	1,727	243
	9,060,784	8,180,107	7,047,461	992,614

The transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, 2023 are related to enterprise cloud services and others, which are as follows:

	RMB	US$
Within one year	18,196	2,563
More than one year	48,982	6,899
Total	67,178	9,462

Contract liabilities relate to contracts where the Group received payments but has not yet satisfied the related performance obligations. The advance consideration received from customers for the services is a contract liability until services are provided to the customer.

	For the year ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Revenue recognized from amounts included in contract liabilities at the beginning of the period	112,221	192,428	233,143	32,837

5.REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET (Continued)

The following table presents the Group’s other gain (loss), net:

	For the year ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Gross unrealized gain on equity investments held	82,492	22,452	1,689	237
Gross unrealized loss (including impairment) on equity investments held	—	(37,623)	(26,051)	(3,668)
Net realized gain (loss) on equity investments sold	10,363	(123)	100	14
Gain on disposal of a subsidiary	—	—	6,022	848
Changes in fair value of purchase consideration in a business acquisition	(9,249)	(28,516)	(14,433)	(2,033)
	83,606	(43,810)	(32,673)	(4,602)

The following table presents the Group’s other income, net:

	For the year ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Government grants*	100,759	56,867	114,282	16,096
Income from ADS Reimbursement (Note 12)	9,967	10,386	12,696	1,788
Value added tax transferred out	(23,721)	(32,766)	(37,237)	(5,245)
Gain on disposal of property and equipment	7,107	156	(451)	(64)
Others	935	(11,636)	11,073	1,561
	95,047	23,007	100,363	14,136
*	Government grants primarily included grants for rental expenses and interests paid for bank loans, and deductions or refund of other taxes.